Subsequent events	12 Months Ended
Mar. 31, 2011
Subsequent events

34. Subsequent events

Turning MHTB, MHSC and MHIS into MHFG’s wholly-owned subsidiaries

MHFG and its relevant subsidiaries determined, at their respective meetings of the board of directors held on April 28, 2011, to turn MHTB, MHSC and MHIS into MHFG’s wholly-owned subsidiaries by means of share exchanges, and signed share exchange agreements. Prior to the share exchanges, which are scheduled to be effective on September 1, 2011, shares of common stock of MHTB, MHSC and MHIS are scheduled to be delisted from Exchanges as of August 29, 2011. The main purpose of the captioned is to further enhance the “group collective capabilities” by integrating group-wide business operations, optimizing management resources such as workforce and branch network, and accelerating the implementation of the Transformation Program announced in May 2010. In the share exchanges, 0.54 shares, 1.48 shares and 0.56 shares of MHFG’s common stock are to be allotted for one share of common stock of MHTB, MHSC and MHIS, respectively.

The share exchange agreements set forth above were approved by the shareholders of MHTB and MHSC on June 22, 2011, and those of MHIS on June 29, 2011.

Redemption of preferred securities

On May 13, 2011, the board of directors of MHFG resolved to redeem in full non-cumulative perpetual preferred securities issued by an overseas special purpose company whose voting rights are wholly owned by MHFG. This entity is not consolidated in accordance with ASC 810 since the Group is not the primary beneficiary. Thus, the redemption of preferred securities did not reduce Noncontrolling interests in consolidated subsidiaries, but Long-term debt in the Group’s consolidated balance sheets. However, on June 30, 2011, when the preferred securities were redeemed, it decreased Tier 1 capital. The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions of euro)
Mizuho Capital Investment (EUR) 1 Limited	500	Arrival of optional redemption date

Increase in authorized shares of common stock

The common stock shareholders and the preferred stock shareholders of MHFG approved an amendment to the Articles of Incorporation on June 21, 2011 and June 29, 2011, respectively. As a result of the amendment, effective on June 29, 2011, the total number of authorized shares of common stock increased from 24,115,759,000 shares to 48,000,000,000 shares.